VIRTUS CONTRARIAN VALUE FUND
Virtus Contrarian Value Fund
Investment Objective
The fund has an investment objective of long-term growth of capital.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under "Sales Charges" on page 81 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled "Intermediary Sales Charge Discounts and Waivers;" and (iv) under "Alternative Purchase Arrangements"  on page 87 of the fund’s statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS CONTRARIAN VALUE FUND	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS CONTRARIAN VALUE FUND	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none	none	0.25%
Other Expenses	0.41%	0.41%	0.41%	0.24%	0.41%	[1]
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%	0.99%	1.41%
[1]	Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS CONTRARIAN VALUE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	710	996	1,302	2,169
Class C	Sold	319	676	1,159	2,493
Class I	Sold	118	368	638	1,409
Class R6	Sold	101	315	547	1,213
Class T	Sold	390	685	1,002	1,899

Expense Example, No Redemption - VIRTUS CONTRARIAN VALUE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	710	996	1,302	2,169
Class C	Held	219	676	1,159	2,493
Class I	Held	118	368	638	1,409
Class R6	Held	101	315	547	1,213
Class T	Held	390	685	1,002	1,899

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Using a contrarian investment approach, the subadviser searches for successful business segments buried in distressed or restructuring companies. The subadviser targets established companies that, based on independent research, are believed to offer promising future growth prospects. Extensive valuation and security analysis provides the basis for construction of a concentrated portfolio designed to have low turnover.
The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Medium Market Capitalization Companies Risk.  The risk that the fund’s investments in medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>     Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	24.10%	Worst Quarter:	Q4/2008:	-27.12%	Year to date (3/31/17):	2.98%

Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS CONTRARIAN VALUE FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Return Before Taxes	10.70%	7.45%	3.92%
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	10.50%	7.32%	3.70%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.20%	5.86%	3.09%
Class C	Return Before Taxes	16.56%	7.92%	3.751%
Class I	Return Before Taxes	17.75%	9.00%		6.93%	Mar. 10, 2008
Class I | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)				10.42%	Mar. 10, 2008
Class R6	Return Before Taxes	17.91%			(1.52%)	Nov. 12, 2014
Class R6 | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)				7.32%	Nov. 12, 2014
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	20.00%	15.70%	7.59%

The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.